Financial Instruments - Narrative (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Feb. 28, 2023 EUR (€)
Disclosure of detailed information about hedges [line items]
Notional amount	$ 76,500	$ 67,218
Bottom of range
Disclosure of detailed information about hedges [line items]
Payment terms are normally settled	30 days
Top of range
Disclosure of detailed information about hedges [line items]
Payment terms are normally settled	60 days
Liquidity risk
Disclosure of detailed information about hedges [line items]
Percentage of outstanding consolidated total indebtedness at the level of its sub-holding companies	55.00%	55.00%
Senior Unsecured Exchangeable Bonds
Disclosure of detailed information about hedges [line items]
Notional amount | €			€ 500
Fair value	$ 0